SCHEDULE OF DETAILED INFORMATION ABOUT RESERVES WITHIN EQUITY (Details) - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Conversion
Exercise of stock options	$ 265	207
Share premium [member]
IfrsStatementLineItems [Line Items]
In issue at beginning of year	50,753	21,668
Issued for cash		26,475
Conversion		14,818
Exercise of stock options	663	207
Common shares acquired	(8,060)	(12,644)
Release of vested common shares from employee benefit trusts	4,886	229
Non-controlling interest
In issue at end of year – fully paid	$ 48,242	$ 50,753
Authorized shares, description	Unlimited	Unlimited
Non-controlling interests [member]
IfrsStatementLineItems [Line Items]
In issue at beginning of year		$ 14,818
Issued for cash
Conversion		(14,818)
Exercise of stock options
Common shares acquired
Release of vested common shares from employee benefit trusts
Non-controlling interest	263
In issue at end of year – fully paid	$ 263
Authorized shares, description	Unlimited	Unlimited
Nonredeemable Preference Shares [Member]
IfrsStatementLineItems [Line Items]
In issue at beginning of year
Issued for cash
Conversion
Exercise of stock options
Common shares acquired
Release of vested common shares from employee benefit trusts
Non-controlling interest
In issue at end of year – fully paid
Authorized shares	66,000	66,000